Total
Innovator Equity Managed Floor ETF
Innovator Equity Managed Floor ETF
Investment Objective
The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees	Innovator Equity Managed Floor ETF Innovator Equity Managed Floor ETF
Management Fees	0.89%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.89%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Innovator Equity Managed Floor ETF | Innovator Equity Managed Floor ETF | USD ($)	90	282

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to provide capital appreciation through participation in the large-capitalization U.S. equity markets while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are included in the Solactive GBS United States 500 Index (the “Equity Portfolio Index”), together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of U.S. large capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

As further described below, the Fund’s principal investment strategy seeks to implement the following:

●

U.S. Large Capitalization Companies Exposure: The Fund invests its net assets in equity securities of certain U.S. large capitalization companies. See “Equity Portfolio” below for additional information.

●

Investment Floors: The Fund seeks to provide a series of “floors” that each limit losses to 10% of U.S. Large Cap Index (as defined below) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed.  See “Hedging Strategy–Options Portfolio” below for additional information.

●

Laddered Options Strategy:  The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of certain of the U.S. large capitalization companies that comprise the Equity Portfolio Index. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly. For additional information relating to the Equity Portfolio Index, see “Additional Information About the Fund’s Principal Investment Strategies”.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of Equity Portfolio Index constituents so as to provide the Fund investment returns that are substantially similar to the Equity Portfolio Index. Through this optimization of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., changes in the price of a specified asset, excluding any dividends paid) of U.S. large capitalization indices (the “U.S. Large Cap Index”), including exchange-traded option contracts on the S&P 500® Price Return Index, and on ETFs that seek to replicate the performance of the U.S. Large Cap Index, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)

purchased put option contracts with a strike price of approximately 90% of the then-current value of the U.S. Large Cap Index and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the SPDR® S&P 500® ETF Trust; and

(ii)

sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to the S&P 500® Price Return Index.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s NAV on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of U.S. Large Cap Index. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the U.S. Large Cap Index underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the U.S. Large Cap Index and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of U.S. Large Cap Index changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the U.S. Large Cap Index. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the U.S. Large Cap Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by U.S. Large Cap Index.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the U.S. Large Cap Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the U.S. Large Cap Index. The Sub-Adviser will seek short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of U.S. Large Cap Index beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are design to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the U.S. Large Cap Index, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the U.S. Large Cap Index are likely to have different impacts on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the U.S. Large Cap Index appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the U.S. Large Cap Index and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Concentration Policy

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries. The Fund has significant exposure to the information technology sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. For purposes of this policy, the Fund will value its option contracts at mark-to-market.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Hedging Strategy Risk. The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio.

Floor Risk. There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”).  Rule 18f-4 requires, among other things, that the Fund adopt and implement a written derivatives risk management program and that the Fund comply with limitations on risks relating to its derivatives transactions.  To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk. Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Information Technology Companies Risk. The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk. The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities that comprise the Equity Portfolio Index, subject to the Fund’s hedging strategy.

Correlation Risk. The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the options, among others.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of option contracts.

Upside Participation Risk. There can be no guarantee that the Fund will be produce upside returns that correlate to increases of the Equity Portfolio Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Market Underperformance Risk. The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of option contracts or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities.

Counterparty Risk. The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Security Issuer Risk. Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value (“NAV”) and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants (“APs”) are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Premium/Discount Risk. The NAV of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. However, the Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market prices of Shares will generally fluctuate in accordance with change in NAV as well as the relative supply of and demand for Shares on the Exchange. The market price may be at, above (premium) or below (discount) the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Fund cannot predict whether Shares will trade at a discount, at or at a premium to NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.